Expense Example	Jan. 31, 2026 USD ($)
Curasset Capital Management Core Bond Fund | Curasset Capital Management Core Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 562	[1]
Expense Example, with Redemption, 3 Years	648
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,430
Curasset Capital Management Core Bond Fund | Curasset Capital Management Core Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,084
Curasset Capital Management Core Bond Fund | Curasset Capital Management Core Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	290
Expense Example, with Redemption, 10 Years	652
Curasset Capital Management Core Bond Fund | Curasset Capital Management Core Bond Founders Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	261
Expense Example, with Redemption, 10 Years	603
Curasset Capital Management Limited Term Income Fund | Curasset Capital Management Limited Term Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	570	[2]
Expense Example, with Redemption, 3 Years	672
Expense Example, with Redemption, 5 Years	891
Expense Example, with Redemption, 10 Years	1,520
Curasset Capital Management Limited Term Income Fund | Curasset Capital Management Limited Term Income Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,178
Curasset Capital Management Limited Term Income Fund | Curasset Capital Management Limited Term Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	827
Curasset Capital Management Limited Term Income Fund | Curasset Capital Management Limited Term Income Fund Founders Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	$ 701

[1]	If you did not redeem your shares, your cost would be $464 for the one-year period.
[2]	If you did not redeem your shares, your cost would be $371 for the one-year period.